Mortgage Servicing Rights - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 231,800	$ 225,000
Gain/Loss on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	23	241	$ 192
Loan servicing fees	$ 728	732	$ 754
Gain related to excess servicing rights sold		$ 44